Note 10 - Options and Warrants to Purchase Common Stock (Details) - Summary of the Status and Changes of the Options Granted Under the Stock Option Plans and Other Agreements - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of the Status and Changes of the Options Granted Under the Stock Option Plans and Other Agreements [Abstract]
Options Outstanding, Shares	17,053,116	15,878,116	15,455,471
Options Outstanding, Weighted Average Exercise Price	$ 1.02	$ 1.03	$ 1.04
Issued	400,000	1,175,000	760,867
Issued	$ 0.67	$ 0.84	$ 1.19
Exercised
Exercised
Forfeited			(338,222)
Forfeited			$ 1.73
Options Outstanding, Shares	17,453,116	17,053,116	15,878,116
Options Outstanding, Weighted Average Exercise Price	$ 1.01	$ 1.02	$ 1.03